Earnings per Share (EPS)	12 Months Ended
Dec. 31, 2021
Earnings per share [abstract]
Earnings per Share (EPS)

NOTE 23: (LOSS)/EARNINGS PER SHARE (EPS)

Basic and diluted net (loss)/earnings per share are computed using the weighted-average number of common shares outstanding. The computations of basic and diluted earnings per share for each of the years ended December 31, 2021, 2020 and 2019, are as follows:

	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019
(Loss)/profit attributable to Navios Logistics’ stockholders	$(66,379)	$11,669	$30,154
Weighted average number of shares, basic and diluted	20,000	20,000	20,000
Net (loss)/earnings per share from continuing operations: Basic and diluted	$(3.32)	$0.58	$1.51

At December 31, 2021, 2020 and 2019, the Company had no dilutive or potentially dilutive securities; accordingly there is no difference between basic and diluted net earnings per share.